ADVANCED SERIES TRUST

AST Legg Mason Diversified Growth Portfolio

Supplement dated August 27, 2019 to the

Currently Effective Summary Prospectus, Prospectus

and Statement of Additional Information

This supplement should be read in conjunction with the currently effective Summary Prospectus for the AST Legg Mason Diversified Growth Portfolio (the Portfolio) and the Prospectus (Prospectus) and Statement of Additional Information (SAI) for the Advanced Series Trust (the Trust) and should be retained for future reference. The Portfolio discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus.

Effective August 31, 2019, Lisa Wang will replace Adam Petryk as portfolio manager for the Portfolio. Thomas Picciochi, Stephen A. Lanzendorf, and Russell Shtern will continue to serve as portfolio managers for the Portfolio.

To reflect these changes, the Trust's Prospectus, SAI and the Portfolio's Summary Prospectus are hereby revised as follows:

I.All references and information pertaining to Adam Petryk are hereby removed.

II.The table in the section of the Prospectus entitled "Summary: AST Legg Mason Diversified Growth Portfolio - Management of the Portfolio" is hereby revised by adding the following information with respect to Lisa Wang:

Investment	Subadviser	Portfolio	Title	Service Date
Managers		Managers

PGIM	QS Investors	Lisa Wang	Portfolio	August 2019
Investments LLC			Manager

III.The following is added to the section of the Prospectus entitled "HOW THE TRUST IS MANAGED – Portfolio Managers– AST Legg Mason Diversified Growth Portfolio":

Lisa Wang, CFA, is a member of the Portfolio Management group. Ms. Wang was formerly an ETF market maker and portfolio trader at Deutsche Bank from mid-2011 to mid-2014. Prior to obtaining her MBA, she was a research analyst at Gleacher Fund Advisors, a multi-strategy fund of hedge funds from 2006 to 2008. She has a BA and BS from SUNY Binghamton and an MBA from The University of Chicago Booth School of Business.

IV.	The table in Part I of the SAI entitled "PORTFOLIO MANAGERS: OTHER ACCOUNTS – AST Legg
Mason Diversified Growth Portfolio" is hereby revised by adding the following information with respect to Lisa Wang:
Subadviser	Portfolio	Registered	Other Pooled	Other	Ownership of
	Managers	Investment	Investment	Accounts*	Portfolio
		Companies*	Vehicles*		Securities*
QS Investors	Lisa Wang	0	0	0	None

*Information is as of July 31, 2019.

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